SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(the "Funds")

Supplement dated July 9, 2018
to the Statement of Additional Information (the "SAI") dated July 31, 2017, as amended April 19, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

Effective May 31, 2018, Joan A. Binstock was no longer a member of the Board of Trustees (the "Board") of SEI Asset Allocation Trust. Accordingly, all references to Ms. Binstock as a current member of the Board or any Committee thereof are hereby removed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1166 (07/18)